Document And Entity Information	3 Months Ended
Mar. 31, 2013
Document And Entity Information
Entity Registrant Name	Cardinal Energy Group, Inc.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001408351
Entity Filer Category	Smaller Reporting Company
Document Period End Date	Mar 31, 2013

Balance Sheets (Unaudited) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash	$ 1,453	$ 3,460	$ 111
Accounts receivable - related party		16,978
Investments	16,940	124,740	4,620
Total Current Assets	18,393	145,178	4,731
PROPERTY AND EQUIPMENT, net	21,262	20,073	9,975
OIL AND GAS PROPERTIES (full cost method)
Unproved properties, net of accumulated depletion, depreciation, amortization, and impairment of $579,963 and $579,963 and $-0-, respectively	671,972	653,222	1,304,584
OTHER ASSETS
Cash bond	20,000
Security deposit	3,452	3,452	1,000
Total Other Assets	23,452	3,452	1,000
TOTAL ASSETS	735,079	821,925	1,320,290
CURRENT LIABILITIES
Accounts payable and accrued expenses	119,535	50,948	11,925
Related party payables	81,871	122,845	10,022
Notes payable	53,000
Derivative liability	49,079	74,240
Total Current Liabilities	303,485	248,033	21,947
LONG-TERM LIABILITIES
Convertible notes, net of debt discount of $24,187 and $-0-, respectively	108,813
Asset retirement obligation	7,979	7,760	3,986
Total Long-Term Liabilities	116,792	7,760	3,986
TOTAL LIABILITIES	420,277	255,793	25,933
STOCKHOLDERS' EQUITY
Common stock, 100,000,000 shares authorized at par value of $0.00001; 34,777,500, 34,545,000 and 31,050,000 shares issued and outstanding, respectively	348	346	311
Additional paid-in capital	3,835,425	3,518,752	3,547,877
Accumulated other comprehensive loss	(2,200,660)	(2,092,860)	(2,212,980)
Retained earnings (deficit)	(1,320,311)	(860,106)	(40,851)
TOTAL STOCKHOLDERS' EQUITY	314,802	566,132	1,294,357
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 735,079	$ 821,925	$ 1,320,290

Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Balance Sheets
Unproved properties, accumulated depletion, depreciation, amortization, and impairment (in Dollars)	$ 579,963	$ 579,963	$ 0
Convertible notes, net of debt discount	$ 24,187	$ 0
Common stock par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	34,777,500	34,545,000	31,050,000
Common stock, shares outstanding	34,777,500	34,545,000	31,050,000

Statements of Operations and Other Comprehensive Loss (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
REVENUES
Oil and gas revenues	$ 1,871	$ 1,487	$ 21,162	$ 11,727
Total Revenues	1,871	1,487	21,162	11,727
COST OF SALES
Total Cost of Sales			21,934	3,384
GROSS MARGIN			(772)	8,343
OPERATING EXPENSES
Well operating costs	1,709	1,795
Depreciation and amortization expense	1,751	676	4,100	2,366
Accretion expense	219	28	173	110
Bad debt expense			20,000
Impairment			579,963
Loss on settlement of accounts payable			7,650
General and administrative	480,512	26,517	206,585	39,613
Total Operating Expenses	484,191	29,016	818,471	42,089
LOSS FROM OPERATIONS	(482,320)	(27,529)	(819,243)	(33,746)
OTHER INCOME (EXPENSES)
Interest expense, net	(3,046)		(12)	(4,529)
Gain (loss) on derivative	25,161
Other				(3,588)
Total Other Income (Expenses)	22,115		(12)	(8,117)
NET LOSS	(460,205)	(27,529)	(819,255)	(41,863)
OTHER COMPREHENSIVE GAIN (LOSS)
Change in value of investments	(107,800)	(2,156)	120,120	(12,320)
NET COMPREHENSIVE LOSS	$ (568,005)	$ (29,685)	$ (699,135)	$ (54,183)
Basic and diluted loss per common share	$ (0.01)	$ 0	$ (0.03)	$ 0
Weighted average shares outstanding (basic and diluted)	34,768,848	34,500,000	31,996,630	19,425,678

Statements of Stockholders' Equity (Unaudited) (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2010	$ 158	$ 2,178,913	$ 1,012	$ (2,200,660)	$ (20,577)
Balance, shares at Dec. 31, 2010	15,795,508
Common stock issued for cash	4	83,111			83,115
Common stock issued for cash, shares	388,125				388,125
Common stock issued for oil and gas properties	145	1,294,789			1,294,934
Common stock issued for oil and gas properties, shares	14,515,223				14,515,223
Common stock issued for conversion/settlement of debt/accounts payable	4	60,493			60,497
Common stock issued for conversion/settlement of debt/accounts payable, shares	351,144				351,144
Distributions		(69,429)			(69,429)
Unrealized holding gains and losses for available-for-sale-securities				(12,320)	(12,320)
Net loss for year ended				(41,863)	(41,863)
Balance at Dec. 31, 2011	311	3,547,877	(40,851)	(2,212,980)	1,294,357
Balance, shares at Dec. 31, 2011	31,050,000				31,050,000
Recapitalization pursuant to acquisition of Koko, Ltd.	35	(35)
Recapitalization pursuant to acquisition of Koko, Ltd. (in Shares)	3,450,000				34,500,000
Common stock issued for cash		30,000			30,000
Common stock issued for cash, shares	30,000
Common stock issued for oil and gas properties
Common stock issued for oil and gas properties, shares					3,450,000
Common stock issued for conversion/settlement of debt/accounts payable		15,150			15,150
Common stock issued for conversion/settlement of debt/accounts payable, shares	15,000				15,000
Recognition of derivative liability on warrants		(74,240)			(74,240)
Unrealized holding gains and losses for available-for-sale-securities				120,120	120,120
Net loss for year ended			(819,255)		(819,255)
Balance at Dec. 31, 2012	346	3,518,752	(860,106)	(2,092,860)	566,132
Balance, shares at Dec. 31, 2012	34,545,000				34,545,000
Common stock issued for oil and gas properties		18,750			18,750
Common stock issued for oil and gas properties, shares	15,000				15,000
Common stock issued for services	2	271,873			271,875
Common stock issued for services, shares	217,500				217,500
Beneficial conversion feature		26,050			26,050
Recognition of derivative liability on warrants					49,079
Unrealized holding gains and losses for available-for-sale-securities				(107,800)	(107,800)
Net loss for year ended			(460,205)		(460,205)
Balance at Mar. 31, 2013	$ 348	$ 3,835,425	$ (1,320,311)	$ (2,200,660)	$ 314,802
Balance, shares at Mar. 31, 2013	34,777,500				34,777,500

Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (460,205)	$ (27,529)	$ (819,255)	$ (41,863)
Adjustments to reconcile net loss to net cash used in operations:
Loss on sale of asset				1,595
Loss on settlement of accounts payable			7,650
Bad debt expense			20,000
Impairment			579,963
Depreciation	1,751	676	4,100	2,366
Accretion	219	28	173	110
Amortization of debt discount	1,863
Stock based compensation	271,875
Gain on derivative liabilities	25,161
Changes in operating assets and liabilities:
Accounts receivable		(15,000)
Accounts receivable - related party	16,978		(16,978)
Other assets			(2,452)	(1,000)
Accounts payable - related party	(2,974)		85,898
Accounts payable and accrued expenses	68,587	(2,635)	46,523	20,567
Net Cash Used in Operating Activities	(127,067)	(44,460)	(94,378)	(18,225)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid on note receivable		(20,000)	(20,000)
Purchase of property and equipment	(2,940)		(14,198)
Sale of oil properties		75,000	75,000
Net Cash Provided by (Used in) Investing Activities	(2,940)	55,000	40,802
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of loan payable				(5,372)
Capital contribution				83,115
Distribution				69,429
Cash received on notes payable - related party	22,500		46,500	10,022
Proceeds from notes payable	186,000
Cash received on sale of common stock			30,000
Cash paid on related-party notes payable	(80,500)	(10,022)	(19,575)
Net Cash Provided by (Used in) Financing Activities	128,000	(10,022)	56,925	18,336
NET (DECREASE) INCREASE IN CASH	(2,007)	518	3,349	111
CASH AT BEGINNING OF PERIOD	3,460	111	111
CASH AT END OF PERIOD	1,453	629	3,460	111
CASH PAID FOR:
Interest			12	230
Income Taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Non-cash contribution of capital				1,294,934
Debt converted to equity				60,497
Unrealized gain (loss) on AFS securities	(107,800)	(2,156)	120,120	(12,320)
Asset retirement obligation				3,876
Loan settled by Fixed Assets				21,468
Recapitalization of Koko			35
Derivative liability from issuance of warrants			74,240
Revision of ARO estimate			(3,601)
Shares issued for settlement of accounts payable			15,150
Common stock issued for oil and gas properties	18,750			1,294,934
Debt discount from beneficial conversion feature	26,050
Related party debt issued for cash bond	$ 20,000

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE 1—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared by the Company without audit. In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations, and cash flows at March 31, 2013, and for all periods presented herein, have been made.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. It is suggested that these condensed financial statements be read in conjunction with the financial statements and notes thereto included in the Company’s December 31, 2012 audited financial statements. The results of operations for the period ended March 31, 2013 and 2012 are not necessarily indicative of the operating results for the full year.

Nature of Operations and Organization

Cardinal Energy Group, LLC (the “Company”) was organized as a Limited Liability Company (“LLC”) on March 10, 2009 under the laws of the State of Ohio.

Effective September 23, 2012 the Company entered into a Share Exchange Agreement with Koko Ltd., a Nevada company (“Koko”), whereby the Company agreed to issue 100 percent of its issued and outstanding shares of common stock in exchange for Koko issuing the shareholders of the Company 31,050,000 shares of Koko. The transaction was accounted for as a reverse-merger recapitalization with Koko the acquirer for legal purposes and the Company the acquirer for accounting purposes. Pursuant to this agreement the Company changed its corporate name from Cardinal Energy Group, LLC to Cardinal Energy Group, Inc. The shareholders of Koko retained 3,450,000 common shares in the transaction. The number of authorized shares in the surviving entity remained at 100,000,000.

The Company has been engaged in the exploration, development, exploitation and production of oil and natural gas. The Company sells its oil and gas products primarily to domestic purchasers of oil and gas production. Its operations are presently focused in the State of California. The recoverability of the capitalized exploration and development costs for these properties is dependent upon the existence of economically recoverable reserves, the ability of Cardinal Energy Group, Inc. to obtain the necessary financing to complete exploration and development, and future profitable production or proceeds from disposition of such property.

Basis of Presentation and Use of Estimates

These financial statements have been prepared in accordance with accounting principles generally accepted in United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and the disclosures of revenues and expenses for the reported year. Actual results may differ from those estimates.

Revenues and direct operating expenses of the California properties represent members’ interest in the properties acquired for the periods prior to the closing date and are presented on the accrual basis of accounting and in accordance with generally accepted accounting principles. The financial statements presented are not indicative of the results of operations of the acquired properties going forward due to changes in the business and inclusion of the above mentioned expenses.

Oil and Gas Properties

The Company follows the full cost method of accounting for its oil and natural gas properties, whereby all costs incurred in connection with the acquisition, exploration for and development of petroleum and natural gas reserves are capitalized. Such costs include lease acquisition, geological and geophysical activities, rentals on non-producing leases, drilling, completing and equipping of oil and gas wells and administrative costs directly attributable to those activities and asset retirement costs. Disposition of oil and gas properties are accounted for as a reduction of capitalized costs, with no gain or loss recognized unless such adjustment would significantly alter the relationship between capital costs and proved reserves of oil and gas, in which case the gain or loss is recognized to income.

Depletion and depreciation of proved oil and gas properties is calculated on the units-of-production method based upon estimates of proved reserves. Such calculations include the estimated future costs to develop proved reserves. Oil and gas reserves are converted to a common unit of measure based on the energy content of 6,000 cubic feet of gas to one barrel of oil. Costs of unevaluated properties are not included in the costs subject to depletion. These costs are assessed periodically for impairment.

During the three months ended March 31, 2013, the Company issued 15,000 shares of its common stock valued at fair market value of $18,750 for oil and gas property. The acquisition expense was capitalized.

Accounts Receivable

The Company establishes provisions for losses on accounts receivable if it determines that it will not collect all or part of the outstanding balance. The Company regularly reviews collectability and establishes or adjusts the allowance as necessary using the specific identification method. At March 31, 2013 and December 31, 2012, no reserve for allowance for doubtful accounts was needed.

New Accounting Pronouncements

Management has considered all recent accounting pronouncements issued since the last audit of our financial statements. The Company’s management believes that these recent pronouncements will not have a material effect on the Company’s financial statements.

NOTE 1—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations and Organization

Cardinal Energy Group, LLC (the “Company”) was organized as a Limited Liability Company (“LLC”) on March 10, 2009 under the laws of the State of Ohio.

Effective September 23, 2012 the Company entered into a Share Exchange Agreement with Koko Ltd., a Nevada company (“Koko”), whereby the Company agreed to issue 100 percent of its issued and outstanding shares of common stock in exchange for Koko issuing the shareholders of the Company 31,050,000 shares of Koko. The transaction was accounted for as a reverse-merger recapitalization with Koko the acquirer for legal purposes and the Company the acquirer for accounting purposes. Pursuant to this agreement the Company changed its corporate name from Cardinal Energy Group, LLC to Cardinal Energy Group, Inc. The shareholders of Koko retained 3,450,000 common shares in the transaction. The number of authorized shares in the surviving entity remained at 100,000,000.

The Company has been engaged in the exploration, development, exploitation and production of oil and natural gas. The Company sells its oil and gas products primarily to domestic purchasers of oil and gas production. Its operations are presently focused in the State of California. The recoverability of the capitalized exploration and development costs for these properties is dependent upon the existence of economically recoverable reserves, the ability of Cardinal Energy Group, Inc. to obtain the necessary financing to complete exploration and development, and future profitable production or proceeds from disposition of such property.

During 2011, the Company acquired leases and working interests located in California and Ohio valued at $1,294,934. The value associated with these leases and working interests were assigned to unproved property as the wells were not producing at sustainable levels to be classified as proved reserves.

Basis of Presentation and Use of Estimates

These financial statements have been prepared in accordance with accounting principles generally accepted in United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and the disclosures of revenues and expenses for the reported year. Actual results may differ from those estimates.

Revenues and direct operating expenses of the California properties represent shareholders’ interest in the properties acquired for the periods prior to the closing date and are presented on the accrual basis of accounting and in accordance with generally accepted accounting principles. The financial statements presented are not indicative of the results of operations of the acquired properties going forward due to changes in the business and inclusion of the above mentioned expenses.

Cash and Cash Equivalents

Cash and cash equivalents are all highly liquid investments with an original maturity of three months or less at the time of purchase and are recorded at cost, which approximates fair value.

Allowance for Doubtful Accounts

Uncollectible accounts receivable are charged directly against earnings when they are determined to be uncollectible. Use of this method does not result in a material difference from the valuation method required by generally accepted accounting principles. At December 31, 2012 and 2011, no reserve for allowance for doubtful accounts was needed.

Oil and Gas Properties

The Company follows the full cost method of accounting for its oil and natural gas properties, whereby all costs incurred in connection with the acquisition, exploration for and development of petroleum and natural gas reserves are capitalized. Such costs include lease acquisition, geological and geophysical activities, rentals on non-producing leases, drilling, completing and equipping of oil and gas wells and administrative costs directly attributable to those activities and asset retirement costs. Disposition of oil and gas properties are accounted for as a reduction of capitalized costs, with no gain or loss recognized unless such adjustment would significantly alter the relationship between capital costs and proved reserves of oil and gas, in which case the gain or loss is recognized to income.

Depletion and depreciation of proved oil and gas properties is calculated on the units-of-production method based upon estimates of proved reserves. Such calculations include the estimated future costs to develop proved reserves. Oil and gas reserves are converted to a common unit of measure based on the energy content of 6,000 cubic feet of gas to one barrel of oil. Costs of unevaluated properties are not included in the costs subject to depletion. These costs are assessed periodically for impairment. For the year ended December 31, 2012, management decided to forego development on certain unproved property leases. As a result, $579,963 of cost associated with these leases was transferred into the evaluated property pool and ultimately impaired. As of December 31, 2012 and 2011 there were no proved reserves.

Ceiling Test

In applying the full cost method, the Company performs an impairment test (ceiling test) at each reporting date, whereby the carrying value of oil and gas property and equipment is limited to the “estimated present value” of the future net revenues from its proved reserves, discounted at a 10-percent interest rate and based on current economic and operating conditions, plus the cost of properties not being amortized, plus the lower of cost or fair market value of unproved properties included in costs being amortized, less the income tax effects related to any book and tax basis differences of the properties. Impairments on unproved properties transferred into the evaluated property pool were $579,963 and $0 for the years ended December 31, 2012 and 2011 respectively.

Property and Equipment

Support equipment and other property and equipment are valued at cost and depreciated over their estimated useful lives, using the straight-line method over estimated useful lives of 3 to 5 years. Additions are capitalized and maintenance and repairs are charged to expense as incurred. Gains and losses on dispositions of equipment are reflected in income or loss from operations.

Valuation of Long-Lived Assets

The Company follows ASC 360 regarding the valuations and carrying values of its long-lived assets. Long-lived tangible assets and definite-lived intangible assets are reviewed for possible impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company uses an estimate of undiscounted future net cash flows of the assets over the remaining useful lives in determining whether the carrying value of the assets is recoverable. If the carrying values of the assets exceed the expected future cash flows of the assets, the Company recognizes an impairment loss equal to the difference between the carrying values of the assets and their estimated fair values.

Stock-based Compensation

The Company follows the provisions of ASC 718 which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the income statement based on their fair values. The Company uses the Black-Scholes pricing model for determining the fair value of stock-based compensation.

Equity instruments issued to non-employees for goods or services are accounted at fair value when the service is complete or a performance commitment date is reached, whichever is earlier.

Basic Loss per Share

Basic loss per share is calculated by dividing the Company’s net loss applicable to common stockholders by the weighted average number of common shares during the period. Diluted loss per share is calculated by dividing the Company’s net loss available to common stockholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted for any potentially dilutive debt or equity. There are no such common stock equivalents outstanding as of December 31, 2012 or 2011.

Asset Retirement Obligation

The Company follows FASB ASC 410, Asset Retirement and Environmental Obligations which requires entities to record the fair value of a liability for asset retirement obligations (“ARO”) and record a corresponding increase in the carrying amount of the related long-lived asset. The asset retirement obligation primarily relates to the abandonment of oil and gas properties. The present value of the estimated asset retirement cost is capitalized as part of the carrying amount of oil and gas properties and is depleted over the useful life of the asset. The settlement date fair value is discounted at our credit adjusted risk-free rate in determining the abandonment liability. The abandonment liability is accreted with the passage of time to its expected settlement fair value. Revisions to such estimates are recorded as adjustments to ARO. At the time the abandonment cost is incurred, the Company is required to recognize a gain or loss if the actual costs do not equal the estimated costs included in ARO. The ARO is based upon numerous estimates and assumptions, including future abandonment costs, future recoverable quantities of oil and gas, future inflation rates, and the credit-adjusted risk-free interest rate. The ARO is $7,760 and $3,986 as of December 31, 2012 and 2011. The Company accreted $173 and $110 to ARO during the year ended December 31, 2012 and 2011, respectively.

Available-for-Sale Securities

The Company’s available-for-sale securities consist of investments in marketable securities. The Company carries its investment at fair value based upon quoted market prices. Unrealized holding gains (losses) on available-for-sale securities are excluded from earnings and reported as accumulated other comprehensive gain (loss), a separate component of stockholders’ equity (deficit), until realized. The Company recorded unrealized gains (losses) of $120,120 and ($12,320) during the years ended December 31, 2012 and 2011, respectively. Accumulated Other Comprehensive Losses were $2,092,860 and $2,212,980 as of December 31, 2012 and 2011, respectively.

Income Taxes

The Company accounts for income taxes in accordance with accounting guidance now codified as ASC 740, “Income Taxes,” which requires that the Company recognize deferred tax liabilities and assets based on the differences between the financial statement carrying amounts and the tax bases of assets and liabilities, using enacted tax rates in effect in the years the differences are expected to reverse. Deferred income tax benefit (expense) results from the change in net deferred tax assets or deferred tax liabilities.

A valuation allowance is recorded when it is more likely than not that some or all deferred tax assets will not be realized.

The Company applies the provisions of ASC 740, “Accounting for Uncertainty in Income Taxes”. The ASC clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. The ASC prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The ASC provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company did not identify any material uncertain tax positions on returns that have been filed or that will be filed. The Company did not recognize any interest or penalties for unrecognized tax benefits during the years ended December 31, 2012 and 2011, nor were any interest or penalties accrued as of December 31, 2012.

Concentration

The Company sold all of its oil and natural gas production to one customer in 2012 and 2011.

Revenue and Cost Recognition

The Company uses the sales method to account for sales of crude oil and natural gas. Under this method, revenues are recognized based on actual volumes of oil and gas sold to purchasers. The volumes sold may differ from the volumes to which the Company is entitled based on the interest in the properties. These differences create imbalances which are recognized as a liability only when the imbalance exceeds the estimate of remaining reserves. Costs associated with production are expensed in the period incurred.

During the years ended December 31, 2012 and 2011, the Company recorded revenues of $21,162 and $11,727, respectively. These revenues were generated on relatively insignificant volumes produced during these years. The volumes were not at a sustainable level to support proved reserves.

New Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update (ASU) 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 amends the Fair Value Measurement Topic of the ASC to clarify the FASB’s intent about the application of existing fair value measurement requirements and change certain principles or requirements for measuring fair value or disclosing information about fair value measurements. ASU 2011-04 became effective for interim and annual fiscal periods beginning after December 15, 2011. The adoption of ASU 2011-04 did not have a material impact on Cardinal’s financial statements.

In June 2011, the FASB issued ASU 2011-05 “Comprehensive Income (Topic 220): Presentation of Comprehensive Income.” ASU 2011-05 is intended to increase the prominence of comprehensive income in the financial statements by requiring that an entity that reports items of comprehensive income do so in either one continuous or two consecutive financial statements. ASU 2011-05 also requires separate presentation on the face of the financial statements for items reclassified from other comprehensive income into net income. Subsequently, in December 2011, the FASB deferred the effective date of the provisions of ASU 2011-05 relating to the presentation of reclassification adjustments out of accumulated other comprehensive income. The provisions of ASU 2011-05 not deferred by the FASB became effective for interim and annual fiscal periods beginning after December 15, 2011. Retroactive application is required. The adoption of ASU 2011-05 did not have a material impact on Cardinal’s financial statements.

In February 2013, the FASB issued ASU 2013-02 “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” (ASU 2013-02). ASU 2013-02 amends ASU 2011-05 and requires that entities disclose additional information about amounts reclassified out of Accumulated Other Comprehensive Income (AOCI) by component. Significant amounts reclassified out of AOCI are required to be presented either on the face of the Consolidated Statements of Income and Comprehensive Income or in the notes to the financial statements. The requirements of ASU 2013-02 are effective for fiscal years and interim periods in those years beginning after December 15, 2012. Cardinal does not expect the adoption of ASU 2013-02 to have a material impact on Cardinal’s financial statements.

Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Going Concern
Going Concern

NOTE 2 – GOING CONCERN

The Company currently utilizes production revenues to fund its operating expenses. The Company’s minimal cash flows from operations, projected cost of capital improvements of the oil and gas wells, and its projected operating losses to be incurred raise substantial doubt about its ability to continue as a going concern. The Company plans to use additional equity financing through fiscal year 2013 to fund potential acquisitions and business expansion.

NOTE 2 – GOING CONCERN

The Company currently utilizes production revenues to fund its operating expenses. The Company’s negative cash flows from operations, working capital deficit, projected cost of capital improvements of the oil and gas wells, and its projected operating losses to be incurred raise substantial doubt about its ability to continue as a going concern. The Company plans to use additional equity financing through fiscal year 2013 to fund potential acquisitions and business expansion. The financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

NOTE 3 – FAIR VALUE OF FINANCIAL INSTRUMENTS

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The Company utilizes market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable. The Company classifies fair value balances based on the observability of those inputs.

The following tables set forth by level within the fair value hierarchy the Company’s financial assets and liabilities that were accounted for at fair value as of March 31, 2013 and December 31, 2012. As required by ASC 820, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. There were no transfers between fair value hierarchy levels for the years ended March 31, 2013 and December 31, 2012.

The carrying amounts reported in the balance sheets for cash, accounts receivable, loans payable, and accounts payable and accrued expenses, approximate their fair market value based on the short-term maturity of these instruments. The following table presents assets and liabilities that are measured and recognized at fair value as of March 31, 2013 and December 31, 2012, on a recurring basis:

Assets and liabilities at fair value on a recurring basis at March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets
Marketable securities	$16,940	-	-	$16,940
Total	$16,940	-	-	$16,940

Liabilities
Derivative liability	-	-	$49,079	$49,079
Total	-	-	$49,079	$49,079

Assets and liabilities at fair value on a recurring basis at December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets
Marketable securities	$124,740	-	-	$124,740
Total	$124,740	-	-	$124,740

Liabilities
Derivative liability	-	-	$74,240	$74,240
Total	-	-	$74,240	$74,240

The balance of the derivative liability decreased from $74,240 on December 31, 2012 to $49,079 on March 31, 2013. This is due to the change in fair value of $25,161, which was recorded as gain on derivative in “Statement of Operations and Other Comprehensive Loss”.

The carrying value of short term financial instruments including cash, accounts payable, accrued expenses and short-term borrowings approximate fair value due to the short period of maturity for these instruments. The long-term debentures payable approximates fair value since the related rates of interest approximate current market rates.

NOTE 3 – FAIR VALUE OF FINANCIAL INSTRUMENTS

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The Company utilizes market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable. The Company classifies fair value balances based on the observability of those inputs.

The following tables set forth by level within the fair value hierarchy the Company’s financial assets and liabilities that were accounted for at fair value as of December 31, 2012 and 2011. As required by ASC 820, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. There were no transfers between fair value hierarchy levels for the years ended December 31, 2012 and 2011.

The carrying amounts reported in the balance sheets for cash, accounts receivable, loans payable, and accounts payable and accrued expenses, approximate their fair market value based on the short-term maturity of these instruments. The following table presents assets and liabilities that are measured and recognized at fair value as of December 31, 2012 and 2011, on a recurring basis:

Assets and liabilities measured at fair value on a recurring basis at December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets
Marketable securities	$124,740	$-	$-	$124,740
Total	$124,740	$-	$-	$124,740

Liabilities
Derivative liability	$-	$-	$74,240	$74,240
Total	$-	$-	$74,240	$74,240

Assets measured at fair value on a recurring basis at December 31, 2011:

	Level 1	Level 2	Level 3	Total
Assets
Marketable securities	$4,620	$-	$-	$4,620
Total	$4,620	$-	$-	$4,620

The carrying value of short term financial instruments including cash, accounts payable, accrued expenses and short-term borrowings approximate fair value due to the short period of maturity for these instruments. The long-term debentures payable approximates fair value since the related rates of interest approximate current market rates.

Oil and Gas Properties	12 Months Ended
Dec. 31, 2012
Oil and Gas Property [Abstract]
Oil and Gas Properties

NOTE 4 – OIL AND GAS PROPERTIES

The Company holds oil and gas leases in California and Ohio. The oil and gas leases are classified as unproved properties due to the limited oil and gas production from the properties. The Company recorded impairment of its oil and gas properties in the amount of $579,963 and $0 as of December 31, 2012 and 2011 respectively.

During the year ended December 31, 2012, the Company sold interests in its oil and gas properties for $75,000. The sales were recorded as a reduction in the basis in the properties and no gain or loss was recognized on the transactions.

Note Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounts and Notes Receivable, Net [Abstract]
Note Receivable

NOTE 6 - CONVERTIBLE NOTES PAYABLE

On February 26, 2013 the Company borrowed $53,000 from an unrelated third party entity in the form of a convertible note. The note bears interest at a rate of 8.0 percent per annum, with principal and interest due one year from issuance. The principal balance of the note along with accrued interest is convertible after 180 days, at the option of the note holder, into the Company’s common stock at 58 percent of the current market price. The current market price is defined as the average of the lowest three trading prices for the Common Stock during the ten day period on the latest complete trading day prior to the conversion date. The note is not convertible at March 31, 2013.

During the three months ended March 31, 2013 pursuant to a convertible debenture offering the Company borrowed $133,000. The convertible notes accrue interest at 8% per annum, with principal and interest due two years from issuance. The notes carry a default interest rate of 12% per annum. The notes are exercisable for two years from the issue date into shares of the Company’s common stock at a price of $1 per share.

The Company analyzed the convertible debts for derivative accounting consideration under ASC 815 “Derivatives and Hedging” and determined that derivative accounting is not applicable. The Company further analyzed the convertible debts for a beneficial conversion feature under ASC 470-20 on the date of the notes and determined that a beneficial conversion feature exists. The intrinsic value of the beneficial conversion feature was determined to be $26,050 and was recorded as debt discount. During the three months ended March 31, 2013, debt discount of $1,863 was amortized.

NOTE 5 – NOTE RECEIVABLE

During the year ended December 31, 2012 the Company paid $20,000 to a third-party entity in the form of a note receivable. The note is unsecured, bears interest of 4% per annum, and was due in October 2012. The note is currently in default. The Company fully allowed for the note and recorded $20,000 of bad debt expense as of December 31, 2012.

Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Stockholders' Equity

NOTE 4 - STOCKHOLDERS’ EQUITY

During the three months ended March 31, 2013, the Company issued 217,500 shares of common stock for services valued at fair market value of $271,875.

During the three months ended March 31, 2013 the Company issued 15,000 shares of common stock valued at fair market value of $18,750 for the acquisition of oil and gas property.

NOTE 6 - COMMON STOCK

During the year ended December 31, 2011 the Company issued 388,125 shares of common stock for cash of $83,115.

During the year ended December 31, 2011 the Company issued 14,515,223 shares of common stock for oil and gas properties. The shares were valued at $1,294,934.

During the year ended December 31, 2011 the Company issued 351,144 shares of common stock for conversion of debt. The shares were valued at $60,497.

At December 31, 2012, the Company had 100,000,000 shares of common stock authorized and 34,545,000 shares of common stock issued and outstanding.

On September 23, 2012 the Company issued 3,450,000 shares of common stock in connection with the reverse merger with Koko, Ltd. (see Note 1).

In October 2012 the Company approved a one for two and a half reverse stock split of the Company’s outstanding common stock. The reverse stock split became effective on November 5, 2012 and as a result of the reverse stock split, the issued and outstanding shares of the Company’s common stock decreased to 34,500,000 shares, without any change in the par value of such shares. These financial statements and accompanying notes to the financial statements give retroactive effect to the reverse stock split for all periods presented.

During the year ended December 31, 2012, the Company issued 30,000 units at $1.00 per unit resulting in total cash proceeds of $30,000. Each unit sold consists of one share of the Company’s common stock, one Class A Redeemable Warrant, and one Class B Redeemable Warrant (see Note 11).

During the year ended December 31, 2012, the Company issued 15,000 shares of stock for settlement of accounts payable. The shares were valued at $1.01 per share for a total fair value of $15,150. The company recognized a loss on settlement of accounts payable in the amount of $7,650.

Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 5 – RELATED PARTY TRANSACTIONS

On January 23, 2013 the Company entered into an agreement in which a related party transferred a $20,000 bond to the Company.

Various general and administrative expenses of the Company as well as loans for operating purposes have been paid for or made by related parties of the Company. During the three months ended March 31, 2013, the Company received cash of $22,500 on these payables, had $14,345 in expenses paid on behalf of the Company, and made payments totaling $80,500 on these related party payables. Related party payables totaled $81,871 and $122,845 at March 31, 2013 and December 31, 2012, respectively. These amounts payable bear no interest, are uncollateralized and due on demand.

NOTE 7 – RELATED PARTY TRANSACTIONS

Various general and administrative expenses of the Company as well as loans for operating purposes have been paid for or made by related parties of the Company. During the year ended December 31, 2012 the Company received cash of $46,500 on these payables, had $85,898 in expenses paid on behalf of the Company, and made payments totaling $19,575 on these related-party payables. Related party payables totaled $122,845 and $10,022 at December 31, 2012 and 2011, respectively. These amounts payable bear no interest, are uncollateralized and due on demand.

Convertible Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Convertible Notes Payable [Abstract]
Convertible Note Payable

NOTE 6 - CONVERTIBLE NOTES PAYABLE

On February 26, 2013 the Company borrowed $53,000 from an unrelated third party entity in the form of a convertible note. The note bears interest at a rate of 8.0 percent per annum, with principal and interest due one year from issuance. The principal balance of the note along with accrued interest is convertible after 180 days, at the option of the note holder, into the Company’s common stock at 58 percent of the current market price. The current market price is defined as the average of the lowest three trading prices for the Common Stock during the ten day period on the latest complete trading day prior to the conversion date. The note is not convertible at March 31, 2013.

During the three months ended March 31, 2013 pursuant to a convertible debenture offering the Company borrowed $133,000. The convertible notes accrue interest at 8% per annum, with principal and interest due two years from issuance. The notes carry a default interest rate of 12% per annum. The notes are exercisable for two years from the issue date into shares of the Company’s common stock at a price of $1 per share.

The Company analyzed the convertible debts for derivative accounting consideration under ASC 815 “Derivatives and Hedging” and determined that derivative accounting is not applicable. The Company further analyzed the convertible debts for a beneficial conversion feature under ASC 470-20 on the date of the notes and determined that a beneficial conversion feature exists. The intrinsic value of the beneficial conversion feature was determined to be $26,050 and was recorded as debt discount. During the three months ended March 31, 2013, debt discount of $1,863 was amortized.

NOTE 5 – NOTE RECEIVABLE

During the year ended December 31, 2012 the Company paid $20,000 to a third-party entity in the form of a note receivable. The note is unsecured, bears interest of 4% per annum, and was due in October 2012. The note is currently in default. The Company fully allowed for the note and recorded $20,000 of bad debt expense as of December 31, 2012.

Warrants and Warrant Derivative Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Warrants And Warrant Derivative Liability
Warrants and Warrant Derivative Liability

NOTE 7 – WARRANTS AND WARRANT DERIVATIVE LIABILITY

On December 31, 2012 the Company issued 30,000 units at $1.00 per unit resulting in total cash proceeds of $30,000. Each unit sold consists of one share of the Company’s common stock, one Class A Redeemable Warrant, and one Class B Redeemable Warrant.

The Class A warrants are exercisable into one share of the Company’s common stock at $5.00 per share, expire on December 31, 2015, and are callable by the Company any time after December 31, 2014 upon 30 days written notice by the Company. If the holders do not exercise the warrants within 30 days of receiving notice from the Company, the warrants terminate 30 days from the date of notice.

The Class B warrants are exercisable into one share of the Company’s common stock at $9.375 per share, expire on December 31, 2017, and are callable by the Company any time after December 31, 2015 upon 30 days written notice by the Company. If the holders do not exercise the warrants within 30 days of receiving notice from the Company, the warrants terminate 30 days from the date of notice.

For both the Class A and Class B warrants, the exercise price and/or the number of shares of common stock to be issued upon exercise is subject to adjustment in certain cases. Such adjustments would be triggered in instances where the Company does any of the following: a) pays a stock dividend, splits or reverse-splits its common stock; b) issues common stock, convertible securities, or debentures to obtain shares at a price less than the warrant exercise price; or c) distributes to shareholders evidences of its indebtedness or securities or assets.

The Company has analyzed this price adjustment provision under ASC 815 “Derivative and Hedging” and determined that these instruments should be classified as liabilities and recorded at fair value do to there being no explicit limit to the number of shares to be delivered upon settlement of the warrants. The Company has estimated the fair value of the derivative using the Black-Scholes option-pricing model at March 31, 2013. Assumptions included (1) 0.38-.80% risk-free interest rate, (2) expected term is the remaining term of the warrant, (3) expected volatility of 181.34-185.16%, (4) zero expected dividends, (5) exercise prices as set within the agreements, (6) common stock price of the underlying share on the valuation date, and (7) number of shares to be issued if the instrument is converted. At March 31, 2013 the embedded derivative liability was valued at $49,079 and a gain of $25,161 was recorded.

NOTE 10 – WARRANTS AND WARRANT DERIVATIVE LIABILITY

On December 31, 2012 the Company issued 30,000 units at $1.00 per unit resulting in total cash proceeds of $30,000. Each unit sold consists of one share of the Company’s common stock, one Class A Redeemable Warrant, and one Class B Redeemable Warrant.

The Class A warrants are exercisable into one share of the Company’s common stock at $5.00 per share, expire on December 31, 2015, and are callable by the Company any time after December 31, 2014 upon 30 days written notice by the Company. If the holders do not exercise the warrants within 30 days of receiving notice from the Company, the warrants terminate 30 days from the date of notice.

The Class B warrants are exercisable into one share of the Company’s common stock at $9.375 per share, expire on December 31, 2017, and are callable by the Company any time after December 31, 2015 upon 30 days written notice by the Company. If the holders do not exercise the warrants within 30 days of receiving notice from the Company, the warrants terminate 30 days from the date of notice.

For both the Class A and Class B warrants, the exercise price and/or the number of shares of common stock to be issued upon exercise is subject to adjustment in certain cases. Such adjustments would be triggered in instances where the Company does any of the following: a) pays a stock dividend, splits or reverse-splits its common stock; b) issues common stock, convertible securities, or debentures to obtain shares at a price less than the warrant exercise price; or c) distributes to shareholders evidences of its indebtedness or securities or assets.

The Company has analyzed this price adjustment provision under ASC 815 “Derivative and Hedging” and determined that these instruments should be classified as liabilities and recorded at fair value do to there being no explicit limit to the number of shares to be delivered upon settlement of the warrants. The Company has estimated the fair value of the derivative using the Black-Scholes option-pricing model. Assumptions included (1) 0.72-1.18% risk-free interest rate, (2) expected term is the term of the warrant, (3) expected volatility of 304-389%, (4) zero expected dividends, (5) exercise prices as set for thin the agreements, (6) common stock price of the underlying share on the valuation date, and (7) number of shares to be issued if the instrument is converted. At December 31, 2012 the embedded derivative liability was valued at $74,240.

Changes in stock purchase warrants during the periods ended December 31, 2011 and December 31, 2012 are as follows:

		Weighted Average	Aggregate		Weighted Average
	Number of	Exercise	Intrinsic		Remaining
	Warrants	Price	Value	Exercisable	Life
Outstanding, December 31, 2011	-	$-	$-	-	$-
Exercisable, December 31, 2011	-	-			-
Granted	60,000	$4.00	$	60,000	5 years
Exercised	-	-			-
Cancelled	-	-			-
Outstanding, December 31, 2012	60,000	$4.00	$-	60,000	5 years
Exercisable, December 31, 2012	60,000	$4.00	$-	60,000	5 years

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Litigation

The Company may be party to various legal actions arising in the ordinary course of business. Matters that are probable of unfavorable outcomes to the Company and which can be reasonably estimated are accrued. Such accruals are based the Company’s estimates of the outcomes of such matters and its experience in contesting, litigating and settling similar matters. There is no litigation or contingencies that require accrual or disclosure as of March 31, 2013 and December 31, 2012.

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Litigation

The Company may be party to various legal actions arising in the ordinary course of business. Matters that are probable of unfavorable outcomes to the Company and which can be reasonably estimated are accrued. Such accruals are based the Company’s estimates of the outcomes of such matters and its experience in contesting, litigating and settling similar matters. There is no litigation or contingencies that require accrual or disclosure as of December 31, 2012 and 2011.

Asset Retirement Obligation	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation

NOTE 8 – ASSET RETIREMENT OBLIGATION

The following table sets forth the principal sources of change of the asset retirement obligation for the years ended December 31, 2012 and 2011:

	2012	2011

Asset retirement obligations, beginning of period	$3,986	$-
Revisions in estimated liabilities	3,601	-
Asset retirement obligations assumed	-	3,876
Accretion expense	173	110

Asset retirement obligations, end of period	$7,760	$3,986

The Company does not maintain an escrow agreement or performance bond to assure the administration of the plugging and abandonment obligations assumed.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 9 – INCOME TAXES

The Company’s provision for income taxes was $-0- for the years ended December 31, 2012 and 2011, respectively, since the Company has accumulated taxable losses from operations. ASC 740 requires the reduction of deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. In the Company’s opinion, it is uncertain whether they will generate sufficient taxable income in the future to fully utilize the net deferred tax asset. Accordingly, a full valuation allowance equal to the deferred tax asset has been recorded.

The total deferred tax asset is calculated by multiplying a 39 percent marginal tax rate by the cumulative Net Operating Loss (“NOL”). At December 31, 2012, the Company has available $844,956 of NOL’s which expire in various years beginning in 2031 and carrying forward through 2032. The tax effects of significant items comprising the Company’s net deferred taxes as of December 31, 2012 and 2011 were as follows:

	December 31,
	2012	2011

Cumulative NOL	$844,956	$40,851

Deferred Tax Assets:
Net operating loss carry forwards	329,533	15,932
Valuation allowance	(329,533)	(15,932)
	$-	$-

The provision for income taxes differs from the amounts which would be provided by applying the statutory federal income tax rate of 39 percent to net loss before provision for income taxes for the following reasons:

	December 31,
	2012	2011

Income tax benefit at U. S. federal statutory rates:	$(329,533)	$(15,932)
Change in valuation allowance	329,533	15,932
	$-	$-

The Company files federal and Ohio income tax returns subject to statutes of limitations. The years ended December 31, 2012, 2011, and 2010 are subject to examination by federal and state tax authorities

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

NOTE 9 – SUBSEQUENT EVENTS

In April 2013 the Company borrowed $42,500 from an unrelated third party entity in the form of a convertible note. The note bears interest at a rate of 8.0 percent per annum, with principal and interest due one year from issuance. The principal balance of the note along with accrued interest is convertible after 180 days, at the option of the note holder, into the Company’s common stock at a 58 percent of the current market price. The current market price is defined as the average of the lowest three trading prices for the Common Stock during the ten day period on the latest complete trading day prior to the conversion date.

NOTE 12 – SUBSEQUENT EVENTS

On January 9, 2013 the Company issued 100,000 shares of common stock for prepaid services.

On February 6, 2013 the Company issued 227,500 restricted shares of common stock for services.

On February 6, 2013 the Company issued 15,000 restricted shares of common stock for acreage contribution.

On January 23, 2013 the Company entered into an agreement in which a related party transferred a $20,000 bond to the Company.

Subsequent to December 31, 2012 the Company borrowed $53,000 from an unrelated third party entity in the form of a convertible note. The note bears interest at a rate of 8.0 percent per annum, with principal and interest due one year from issuance. The principal balance of the note along with accrued interest is convertible after 180 days, at the option of the note holder, into the Company’s common stock at a 58 percent of the current market price. The current market price is defined as the average of the lowest three trading prices for the Common Stock during the ten day period on the latest complete trading day prior to the conversion date.

Subsequent to December 31, 2012 pursuant to a convertible debenture offering the Company borrowed $83,000. The convertible notes accrue interest at 8% per annum, with principal and interest due two years from issuance. The notes carry a default interest rate of 12% per annum. The notes are exercisable for two years from the issue date into shares of the Company’s common stock at a price of $1 per share.

Subsequent to December 31, 2012 the Company made payments on related party advances of $35,500.

Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Nature of Operations and Organization

Nature of Operations and Organization

Cardinal Energy Group, LLC (the “Company”) was organized as a Limited Liability Company (“LLC”) on March 10, 2009 under the laws of the State of Ohio.

Effective September 23, 2012 the Company entered into a Share Exchange Agreement with Koko Ltd., a Nevada company (“Koko”), whereby the Company agreed to issue 100 percent of its issued and outstanding shares of common stock in exchange for Koko issuing the shareholders of the Company 31,050,000 shares of Koko. The transaction was accounted for as a reverse-merger recapitalization with Koko the acquirer for legal purposes and the Company the acquirer for accounting purposes. Pursuant to this agreement the Company changed its corporate name from Cardinal Energy Group, LLC to Cardinal Energy Group, Inc. The shareholders of Koko retained 3,450,000 common shares in the transaction. The number of authorized shares in the surviving entity remained at 100,000,000.

The Company has been engaged in the exploration, development, exploitation and production of oil and natural gas. The Company sells its oil and gas products primarily to domestic purchasers of oil and gas production. Its operations are presently focused in the State of California. The recoverability of the capitalized exploration and development costs for these properties is dependent upon the existence of economically recoverable reserves, the ability of Cardinal Energy Group, Inc. to obtain the necessary financing to complete exploration and development, and future profitable production or proceeds from disposition of such property.

Nature of Operations and Organization

Cardinal Energy Group, LLC (the “Company”) was organized as a Limited Liability Company (“LLC”) on March 10, 2009 under the laws of the State of Ohio.

Effective September 23, 2012 the Company entered into a Share Exchange Agreement with Koko Ltd., a Nevada company (“Koko”), whereby the Company agreed to issue 100 percent of its issued and outstanding shares of common stock in exchange for Koko issuing the shareholders of the Company 31,050,000 shares of Koko. The transaction was accounted for as a reverse-merger recapitalization with Koko the acquirer for legal purposes and the Company the acquirer for accounting purposes. Pursuant to this agreement the Company changed its corporate name from Cardinal Energy Group, LLC to Cardinal Energy Group, Inc. The shareholders of Koko retained 3,450,000 common shares in the transaction. The number of authorized shares in the surviving entity remained at 100,000,000.

The Company has been engaged in the exploration, development, exploitation and production of oil and natural gas. The Company sells its oil and gas products primarily to domestic purchasers of oil and gas production. Its operations are presently focused in the State of California. The recoverability of the capitalized exploration and development costs for these properties is dependent upon the existence of economically recoverable reserves, the ability of Cardinal Energy Group, Inc. to obtain the necessary financing to complete exploration and development, and future profitable production or proceeds from disposition of such property.

During 2011, the Company acquired leases and working interests located in California and Ohio valued at $1,294,934. The value associated with these leases and working interests were assigned to unproved property as the wells were not producing at sustainable levels to be classified as proved reserves.

Basis of Presentation and Use of Estimates

Basis of Presentation and Use of Estimates

These financial statements have been prepared in accordance with accounting principles generally accepted in United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and the disclosures of revenues and expenses for the reported year. Actual results may differ from those estimates.

Revenues and direct operating expenses of the California properties represent members’ interest in the properties acquired for the periods prior to the closing date and are presented on the accrual basis of accounting and in accordance with generally accepted accounting principles. The financial statements presented are not indicative of the results of operations of the acquired properties going forward due to changes in the business and inclusion of the above mentioned expenses.

Basis of Presentation and Use of Estimates

These financial statements have been prepared in accordance with accounting principles generally accepted in United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and the disclosures of revenues and expenses for the reported year. Actual results may differ from those estimates.

Revenues and direct operating expenses of the California properties represent shareholders’ interest in the properties acquired for the periods prior to the closing date and are presented on the accrual basis of accounting and in accordance with generally accepted accounting principles. The financial statements presented are not indicative of the results of operations of the acquired properties going forward due to changes in the business and inclusion of the above mentioned expenses.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are all highly liquid investments with an original maturity of three months or less at the time of purchase and are recorded at cost, which approximates fair value.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

Uncollectible accounts receivable are charged directly against earnings when they are determined to be uncollectible. Use of this method does not result in a material difference from the valuation method required by generally accepted accounting principles. At December 31, 2012 and 2011, no reserve for allowance for doubtful accounts was needed.

Oil and Gas Properties

Oil and Gas Properties

The Company follows the full cost method of accounting for its oil and natural gas properties, whereby all costs incurred in connection with the acquisition, exploration for and development of petroleum and natural gas reserves are capitalized. Such costs include lease acquisition, geological and geophysical activities, rentals on non-producing leases, drilling, completing and equipping of oil and gas wells and administrative costs directly attributable to those activities and asset retirement costs. Disposition of oil and gas properties are accounted for as a reduction of capitalized costs, with no gain or loss recognized unless such adjustment would significantly alter the relationship between capital costs and proved reserves of oil and gas, in which case the gain or loss is recognized to income.

Depletion and depreciation of proved oil and gas properties is calculated on the units-of-production method based upon estimates of proved reserves. Such calculations include the estimated future costs to develop proved reserves. Oil and gas reserves are converted to a common unit of measure based on the energy content of 6,000 cubic feet of gas to one barrel of oil. Costs of unevaluated properties are not included in the costs subject to depletion. These costs are assessed periodically for impairment.

During the three months ended March 31, 2013, the Company issued 15,000 shares of its common stock valued at fair market value of $18,750 for oil and gas property. The acquisition expense was capitalized.

Oil and Gas Properties

The Company follows the full cost method of accounting for its oil and natural gas properties, whereby all costs incurred in connection with the acquisition, exploration for and development of petroleum and natural gas reserves are capitalized. Such costs include lease acquisition, geological and geophysical activities, rentals on non-producing leases, drilling, completing and equipping of oil and gas wells and administrative costs directly attributable to those activities and asset retirement costs. Disposition of oil and gas properties are accounted for as a reduction of capitalized costs, with no gain or loss recognized unless such adjustment would significantly alter the relationship between capital costs and proved reserves of oil and gas, in which case the gain or loss is recognized to income.

Depletion and depreciation of proved oil and gas properties is calculated on the units-of-production method based upon estimates of proved reserves. Such calculations include the estimated future costs to develop proved reserves. Oil and gas reserves are converted to a common unit of measure based on the energy content of 6,000 cubic feet of gas to one barrel of oil. Costs of unevaluated properties are not included in the costs subject to depletion. These costs are assessed periodically for impairment. For the year ended December 31, 2012, management decided to forego development on certain unproved property leases. As a result, $579,963 of cost associated with these leases was transferred into the evaluated property pool and ultimately impaired. As of December 31, 2012 and 2011 there were no proved reserves.

Accounts Receivable

Accounts Receivable

The Company establishes provisions for losses on accounts receivable if it determines that it will not collect all or part of the outstanding balance. The Company regularly reviews collectability and establishes or adjusts the allowance as necessary using the specific identification method. At March 31, 2013 and December 31, 2012, no reserve for allowance for doubtful accounts was needed.

Ceiling Test

Ceiling Test

In applying the full cost method, the Company performs an impairment test (ceiling test) at each reporting date, whereby the carrying value of oil and gas property and equipment is limited to the “estimated present value” of the future net revenues from its proved reserves, discounted at a 10-percent interest rate and based on current economic and operating conditions, plus the cost of properties not being amortized, plus the lower of cost or fair market value of unproved properties included in costs being amortized, less the income tax effects related to any book and tax basis differences of the properties. Impairments on unproved properties transferred into the evaluated property pool were $579,963 and $0 for the years ended December 31, 2012 and 2011 respectively.

Property and Equipment

Property and Equipment

Support equipment and other property and equipment are valued at cost and depreciated over their estimated useful lives, using the straight-line method over estimated useful lives of 3 to 5 years. Additions are capitalized and maintenance and repairs are charged to expense as incurred. Gains and losses on dispositions of equipment are reflected in income or loss from operations.

Valuation of Long-Lived Assets

Valuation of Long-Lived Assets

The Company follows ASC 360 regarding the valuations and carrying values of its long-lived assets. Long-lived tangible assets and definite-lived intangible assets are reviewed for possible impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company uses an estimate of undiscounted future net cash flows of the assets over the remaining useful lives in determining whether the carrying value of the assets is recoverable. If the carrying values of the assets exceed the expected future cash flows of the assets, the Company recognizes an impairment loss equal to the difference between the carrying values of the assets and their estimated fair values.

Stock-based Compensation

Stock-based Compensation

The Company follows the provisions of ASC 718 which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the income statement based on their fair values. The Company uses the Black-Scholes pricing model for determining the fair value of stock-based compensation.

Equity instruments issued to non-employees for goods or services are accounted at fair value when the service is complete or a performance commitment date is reached, whichever is earlier.

Basic Loss per Share

Basic Loss per Share

Basic loss per share is calculated by dividing the Company’s net loss applicable to common stockholders by the weighted average number of common shares during the period. Diluted loss per share is calculated by dividing the Company’s net loss available to common stockholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted for any potentially dilutive debt or equity. There are no such common stock equivalents outstanding as of December 31, 2012 or 2011.

Asset Retirement Obligation

Asset Retirement Obligation

The Company follows FASB ASC 410, Asset Retirement and Environmental Obligations which requires entities to record the fair value of a liability for asset retirement obligations (“ARO”) and record a corresponding increase in the carrying amount of the related long-lived asset. The asset retirement obligation primarily relates to the abandonment of oil and gas properties. The present value of the estimated asset retirement cost is capitalized as part of the carrying amount of oil and gas properties and is depleted over the useful life of the asset. The settlement date fair value is discounted at our credit adjusted risk-free rate in determining the abandonment liability. The abandonment liability is accreted with the passage of time to its expected settlement fair value. Revisions to such estimates are recorded as adjustments to ARO. At the time the abandonment cost is incurred, the Company is required to recognize a gain or loss if the actual costs do not equal the estimated costs included in ARO. The ARO is based upon numerous estimates and assumptions, including future abandonment costs, future recoverable quantities of oil and gas, future inflation rates, and the credit-adjusted risk-free interest rate. The ARO is $7,760 and $3,986 as of December 31, 2012 and 2011. The Company accreted $173 and $110 to ARO during the year ended December 31, 2012 and 2011, respectively.

Available-for-Sale Securities

Available-for-Sale Securities

The Company’s available-for-sale securities consist of investments in marketable securities. The Company carries its investment at fair value based upon quoted market prices. Unrealized holding gains (losses) on available-for-sale securities are excluded from earnings and reported as accumulated other comprehensive gain (loss), a separate component of stockholders’ equity (deficit), until realized. The Company recorded unrealized gains (losses) of $120,120 and ($12,320) during the years ended December 31, 2012 and 2011, respectively. Accumulated Other Comprehensive Losses were $2,092,860 and $2,212,980 as of December 31, 2012 and 2011, respectively.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with accounting guidance now codified as ASC 740, “Income Taxes,” which requires that the Company recognize deferred tax liabilities and assets based on the differences between the financial statement carrying amounts and the tax bases of assets and liabilities, using enacted tax rates in effect in the years the differences are expected to reverse. Deferred income tax benefit (expense) results from the change in net deferred tax assets or deferred tax liabilities.

A valuation allowance is recorded when it is more likely than not that some or all deferred tax assets will not be realized.

The Company applies the provisions of ASC 740, “Accounting for Uncertainty in Income Taxes”. The ASC clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. The ASC prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The ASC provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company did not identify any material uncertain tax positions on returns that have been filed or that will be filed. The Company did not recognize any interest or penalties for unrecognized tax benefits during the years ended December 31, 2012 and 2011, nor were any interest or penalties accrued as of December 31, 2012.

Concentration		Concentration The Company sold all of its oil and natural gas production to one customer in 2012 and 2011.
Revenue and Cost Recognition

Revenue and Cost Recognition

The Company uses the sales method to account for sales of crude oil and natural gas. Under this method, revenues are recognized based on actual volumes of oil and gas sold to purchasers. The volumes sold may differ from the volumes to which the Company is entitled based on the interest in the properties. These differences create imbalances which are recognized as a liability only when the imbalance exceeds the estimate of remaining reserves. Costs associated with production are expensed in the period incurred.

During the years ended December 31, 2012 and 2011, the Company recorded revenues of $21,162 and $11,727, respectively. These revenues were generated on relatively insignificant volumes produced during these years. The volumes were not at a sustainable level to support proved reserves.

New Accounting Pronouncements

New Accounting Pronouncements

Management has considered all recent accounting pronouncements issued since the last audit of our financial statements. The Company’s management believes that these recent pronouncements will not have a material effect on the Company’s financial statements.

New Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update (ASU) 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 amends the Fair Value Measurement Topic of the ASC to clarify the FASB’s intent about the application of existing fair value measurement requirements and change certain principles or requirements for measuring fair value or disclosing information about fair value measurements. ASU 2011-04 became effective for interim and annual fiscal periods beginning after December 15, 2011. The adoption of ASU 2011-04 did not have a material impact on Cardinal’s financial statements.

In June 2011, the FASB issued ASU 2011-05 “Comprehensive Income (Topic 220): Presentation of Comprehensive Income.” ASU 2011-05 is intended to increase the prominence of comprehensive income in the financial statements by requiring that an entity that reports items of comprehensive income do so in either one continuous or two consecutive financial statements. ASU 2011-05 also requires separate presentation on the face of the financial statements for items reclassified from other comprehensive income into net income. Subsequently, in December 2011, the FASB deferred the effective date of the provisions of ASU 2011-05 relating to the presentation of reclassification adjustments out of accumulated other comprehensive income. The provisions of ASU 2011-05 not deferred by the FASB became effective for interim and annual fiscal periods beginning after December 15, 2011. Retroactive application is required. The adoption of ASU 2011-05 did not have a material impact on Cardinal’s financial statements.

In February 2013, the FASB issued ASU 2013-02 “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” (ASU 2013-02). ASU 2013-02 amends ASU 2011-05 and requires that entities disclose additional information about amounts reclassified out of Accumulated Other Comprehensive Income (AOCI) by component. Significant amounts reclassified out of AOCI are required to be presented either on the face of the Consolidated Statements of Income and Comprehensive Income or in the notes to the financial statements. The requirements of ASU 2013-02 are effective for fiscal years and interim periods in those years beginning after December 15, 2012. Cardinal does not expect the adoption of ASU 2013-02 to have a material impact on Cardinal’s financial statements.

Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

Assets and liabilities at fair value on a recurring basis at March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets
Marketable securities	$16,940	-	-	$16,940
Total	$16,940	-	-	$16,940

Liabilities
Derivative liability	-	-	$49,079	$49,079
Total	-	-	$49,079	$49,079

Assets and liabilities at fair value on a recurring basis at December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets
Marketable securities	$124,740	-	-	$124,740
Total	$124,740	-	-	$124,740

Liabilities
Derivative liability	-	-	$74,240	$74,240
Total	-	-	$74,240	$74,240

Assets and liabilities measured at fair value on a recurring basis at December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets
Marketable securities	$124,740	$-	$-	$124,740
Total	$124,740	$-	$-	$124,740

Liabilities
Derivative liability	$-	$-	$74,240	$74,240
Total	$-	$-	$74,240	$74,240

Assets measured at fair value on a recurring basis at December 31, 2011:

	Level 1	Level 2	Level 3	Total
Assets
Marketable securities	$4,620	$-	$-	$4,620
Total	$4,620	$-	$-	$4,620

Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2012
ClassOfWarrantOrRightTitleOfSecurityWarrantsOrRightsOutstandingAbstract
Schedule of Changes in Asset Retirement Obligation

The following table sets forth the principal sources of change of the asset retirement obligation for the years ended December 31, 2012 and 2011:

	2012	2011

Asset retirement obligations, beginning of period	$3,986	$-
Revisions in estimated liabilities	3,601	-
Asset retirement obligations assumed	-	3,876
Accretion expense	173	110

Asset retirement obligations, end of period	$7,760	$3,986

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Net Deferred Tax Assets and Liabilities

The tax effects of significant items comprising the Company’s net deferred taxes as of December 31, 2012 and 2011 were as follows:

	December 31,
	2012	2011

Cumulative NOL	$844,956	$40,851

Deferred Tax Assets:
Net operating loss carry forwards	329,533	15,932
Valuation allowance	(329,533)	(15,932)
	$-	$-

Schedule of Federal Income Tax Rate to Net Loss Before Provision for Income Taxes

The provision for income taxes differs from the amounts which would be provided by applying the statutory federal income tax rate of 39 percent to net loss before provision for income taxes for the following reasons:

	December 31,
	2012	2011

Income tax benefit at U. S. federal statutory rates:	$(329,533)	$(15,932)
Change in valuation allowance	329,533	15,932
	$-	$-

Warrants and Warrant Derivative Liability (Tables)	12 Months Ended
Dec. 31, 2012
Warrants And Warrant Derivative Liability
Schedule of Changes in Stock Purchase Warrants

Changes in stock purchase warrants during the periods ended December 31, 2011 and December 31, 2012 are as follows:

		Weighted Average	Aggregate		Weighted Average
	Number of	Exercise	Intrinsic		Remaining
	Warrants	Price	Value	Exercisable	Life
Outstanding, December 31, 2011	-	$-	$-	-	$-
Exercisable, December 31, 2011	-	-			-
Granted	60,000	$4.00	$	60,000	5 years
Exercised	-	-			-
Cancelled	-	-			-
Outstanding, December 31, 2012	60,000	$4.00	$-	60,000	5 years
Exercisable, December 31, 2012	60,000	$4.00	$-	60,000	5 years

Summary of Significant Accounting Policies (10-Q) (Details Narrative) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended	6 Months Ended
	Mar. 31, 2013 Mcf	Mar. 31, 2012	Dec. 31, 2012 Mcf	Dec. 31, 2011	Sep. 23, 2012	Dec. 31, 2012 Koko Ltd. [Member]	Mar. 31, 2013 Koko Ltd. [Member]
Equity method investment, ownership percentage					100.00%
Stock issued during period for exchange of ownership interest						31,050,000	31,050,000
Common stock, other shares outstanding						3,450,000	3,450,000
Common stock, shares authorized	100,000,000		100,000,000	100,000,000
Disclosure of oil and gas reserves conversion to common units	Oil and gas reserves are converted to a common unit of measure based on the energy content of 6,000 cubic feet of gas to one barrel of oil.		Oil and gas reserves are converted to a common unit of measure based on the energy content of 6,000 cubic feet of gas to one barrel of oil.
Oil and gas reserves conversion to common unit's basis of barrel of oil.	6,000		6,000
Stock issued during period for oil and gas properties, shares	15,000		3,450,000	14,515,223
Stock issued during period for oil and gas properties	$ 18,750			$ 1,294,934
Allowance for doubtful accounts, reserve	$ 0		$ 0	$ 0

Summary of Significant Accounting Policies (10-K) (Details Narrative) (USD $)	3 Months Ended		12 Months Ended				12 Months Ended		3 Months Ended	6 Months Ended
	Mar. 31, 2013 Mcf	Mar. 31, 2012	Dec. 31, 2012 Mcf	Dec. 31, 2011 Mcf	Sep. 23, 2012	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Koko Ltd. [Member]	Mar. 31, 2013 Koko Ltd. [Member]
Equity method investment, ownership percentage					100.00%
Stock issued during period for exchange of ownership interest									31,050,000	31,050,000
Common stock, other shares, outstanding									3,450,000	3,450,000
Common stock, shares authorized	100,000,000		100,000,000	100,000,000
Payments to acquire oil and gas property				$ 1,294,934
Allowance for doubtful accounts, reserve	0		0	0
Disclosure of oil and gas reserves conversion to common units	Oil and gas reserves are converted to a common unit of measure based on the energy content of 6,000 cubic feet of gas to one barrel of oil.		Oil and gas reserves are converted to a common unit of measure based on the energy content of 6,000 cubic feet of gas to one barrel of oil.
Oil and gas reserves conversion to common unit's basis of barrel of oil.	6,000		6,000
Impairment of oil and gas properties			579,963	0
Proved reserves			0	0
Impairment of unproved oil and gas properties			579,963	0
Percentage of ceiling test discount rate on future net revenues			10.00%
Property and equipment, estimated useful life							3 years	5 years
Cash equivalents			0	0
Asset retirement obligation	7,979		7,760	3,986
Asset retirement obligation, accretion expense			173	110
Unrealized gain loss, available-for-sale securities			120,120	12,320
Accumulated other comprehensive income (loss), available-for-sale securities			2,092,860	2,212,980
Unrecognized tax benefits, interest or penalties			0	0
Unrecognized tax benefits, accrued interest or penalties			0	0
Revenues from oil and gas activities	$ 1,871	$ 1,487	$ 21,162	$ 11,727

Fair Value of Financial Instruments (10-Q) (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Decrease of derivative liabitlity	$ 49,079		$ (74,240)
Gain due to changes in fair value of derivative liability	$ 25,161

Fair Value of Financial Instruments - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets, Marketable securities	$ 16,940	$ 124,740	$ 4,620
Assets, Total	16,940	124,740	4,620
Liability, Derivative liability	49,079	74,240
Liability, Total	49,079	74,240
Level 1 [Member]
Assets, Marketable securities	16,940	124,740	4,620
Assets, Total	16,940	124,740	4,620
Liability, Derivative liability
Liability, Total
Level 2 [Member]
Assets, Marketable securities
Assets, Total
Liability, Derivative liability
Liability, Total
Level 3 [Member]
Assets, Marketable securities
Assets, Total
Liability, Derivative liability	49,079	74,240
Liability, Total	$ 49,079	$ 74,240

Oil and Gas Properties (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Oil and Gas Property [Abstract]
Impairment of oil and gas properties			$ 579,963	$ 0
Gain (loss) on sale of oil and gas property		$ 75,000	$ 75,000

Note Receivable (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Accounts and Notes Receivable, Net [Abstract]
Payments for notes receivables to related party entity		$ 20,000	$ 20,000
Debt instrument, interest rate			4.00%
Bad debt expense			$ 20,000

Stockholders' Equity (Details Narrative) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended
	Jan. 09, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Stock issued during period for consideration of services, shares	100,000	217,500
Stock issued during period for consideration of services		$ 271,875
Stock issued during period for oil and gas properties, shares		15,000		3,450,000	14,515,223
Stock issued during period for oil and gas properties		$ 18,750			$ 1,294,934

Common Stock (Details Narrative) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended		0 Months Ended
	Oct. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 23, 2012 Koko Ltd. [Member]
Stock issued during period for consideration of cash, shares					388,125
Stock issued during period for consideration of cash				$ 30,000	$ 83,115
Stock issued during period for oil and gas properties, shares		15,000		3,450,000	14,515,223
Stock issued during period for oil and gas properties		18,750			1,294,934
Value of shares on conversion of debt					60,497
Number of common shares issued on conversion of debt					351,144
Common stock, shares authorized		100,000,000		100,000,000	100,000,000
Common stock, shares issued		34,777,500		34,545,000	31,050,000
Common stock, shares outstanding		34,777,500		34,545,000	31,050,000
Stock issued during period for consideration of reverse merger, shares						3,450,000
Reverse stock split description	ne for two and a half reverse stock split of the Company’s outstanding common stock.
Stock issued during period, reverse stock splits				34,500,000
Stock issued during period for consideration of cash, units				30,000
Stock units issued during period for consideration of cash				30,000
Issuance of stock, price per unit				$ 1
Each stock unit's components description				Each unit sold consists of one share of the Company’s common stock, one Class A Redeemable Warrant, and one Class B Redeemable Warrant
Stock issued during period for settlement of accounts payable, shares				15,000
Stock issued during period for settlement of accounts payable				15,150
Issuance of stock price per share				$ 1.01
Gains (losses) on extinguishment of debt				$ 7,650

Asset Retirement Obligation - Schedule of Changes in Asset Retirement Obligation (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligation [Abstract]
Asset retirement obligations, beginning of period	$ 7,760	$ 3,986	$ 3,986
Revisions in estimated liabilities			(3,601)
Asset retirement obligations assumed				3,876
Accretion expense			173	110
Asset retirement obligations, end of period	$ 7,979		$ 7,760	$ 3,986

Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Provision for income taxes	$ 0
Income tax benefit at U. S. federal statutory rates	39.00%
Cumulative net operating carryforward loss	$ 844,956	$ 40,851
Operating loss carryforward loss, expiration dates	2032

Income Taxes - Schedule of Net Deferred Tax Assets and Liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Cumulative NOL	$ 844,956	$ 40,851
Net operating loss carry forwards	329,533	15,932
Valuation allowance	(329,533)	(15,932)
Deferred tax assets, net	$ 0	$ 0

Income Taxes - Schedule of Federal Income Tax Rate to Net Loss Before Provision for Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income tax benefit at U. S. federal statutory rates:	$ (329,533)	$ (15,932)
Change in valuation allowance	329,533	15,932
Income tax expense (benefit)	$ 0	$ 0

Related Party Transactions (10-Q) (Details Narrative) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended
	Jan. 23, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related party debt issued for cash bond	$ 20,000	$ 20,000
Proceeds from related party debt		22,500		46,500	10,022
Related party paid expenses on behalf of company		14,345		85,898
Repayments of related party debt		80,500		19,575
Due to related parties		$ 81,871		$ 122,845	$ 10,022

Related Party Transactions (10-K) (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Proceeds from related party debt	$ 22,500		$ 46,500	$ 10,022
Related party paid expenses on behalf of company	14,345		85,898
Repayments of related party debt	80,500		19,575
Due to related parties	$ 81,871		$ 122,845	$ 10,022

Convertible Notes Payable (10-Q) (Details Narrative) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 26, 2013	Apr. 30, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Convertible Notes Payable [Abstract]
Convertible note	$ 53,000	$ 42,500	$ 108,813
Convertible notes, bearing interest rate	8.00%	8.00%	8.00%
Percentage of convertible notes value converting to common stock after 180 days		58.00%	58.00%
Proceeds from convertible debentures			133,000
Perentage of debt instrument, accrued interest rate			8.00%
Debt instrument, default interest rate			12.00%
Convertible notes converted to common stock, price per share			$ 1
Debt instrument, intrinsic value of beneficial conversio feature			26,050
Amortization of debt discount			$ 1,863

Warrants and Warrant Derivative Liability (10-Q) (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock issued during period for consideration of cash, units		30,000
Stock units issued during period for consideration of cash		$ 30,000
Issuance of stock, price per unit		$ 1
Each stock unit's components description		Each unit sold consists of one share of the Company’s common stock, one Class A Redeemable Warrant, and one Class B Redeemable Warrant
Fair value of embedded derivate liability	49,079
Gain on embedded derivate liability	$ 25,161
Class A Redeemable Warrant [Member]
Class of warrants expiration date	Dec 31, 2015	Dec 31, 2015
Class of warrants exercise price	5	5
Class B Redeemable Warrant [Member]
Class of warrants expiration date	Dec 31, 2017	Dec 31, 2017
Class of warrants exercise price	9.375	9.375
Warrant [Member]
Fari value assumptions of warrants, expected dividends rate	0.00%	0.00%
Warrant [Member] | Minimum [Member]
Fari value assumptions of warrants, risk-free interst rate	0.38%	0.72%
Fari value assumptions of warrants, expected volatality rate	181.34%	304.00%
Warrant [Member] | Maximum [Member]
Fari value assumptions of warrants, risk-free interst rate	0.80%	1.18%
Fari value assumptions of warrants, expected volatality rate	185.16%	389.00%

Warrants and Warrant Derivative Liability (10-K) (Details Narrative) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Mar. 31, 2013 Class A Redeemable Warrant [Member]	Dec. 31, 2012 Class A Redeemable Warrant [Member]	Mar. 31, 2013 Class B Redeemable Warrant [Member]	Dec. 31, 2012 Class B Redeemable Warrant [Member]	Mar. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Mar. 31, 2013 Warrant [Member] Minimum [Member]	Dec. 31, 2012 Warrant [Member] Minimum [Member]	Mar. 31, 2013 Warrant [Member] Maximum [Member]	Dec. 31, 2012 Warrant [Member] Maximum [Member]
Stock issued during period for consideration of cash, units	30,000
Stock units issued during period for consideration of cash	$ 30,000
Issuance of stock, price per unit	$ 1
Each stock unit's components description	Each unit sold consists of one share of the Company’s common stock, one Class A Redeemable Warrant, and one Class B Redeemable Warrant
Class of warrants expiration date				Dec 31, 2015	Dec 31, 2015	Dec 31, 2017	Dec 31, 2017
Class of warrants exercise price				5	5	9.375	9.375
Fari value assumptions of warrants, risk-free interst rate										0.38%	0.72%	0.80%	1.18%
Fari value assumptions of warrants, expected volatality rate										181.34%	304.00%	185.16%	389.00%
Fari value assumptions of warrants, expected dividends rate								0.00%	0.00%
Fair value of embedded derivate liability		49,079
Derivative liability	$ 74,240	$ 49,079

Warrants and Warrant Derivative Liability - Schedule of Changes in Stock Purchase Warrants (10-K) (Details) (Warrant [Member], USD $)	12 Months Ended
Dec. 31, 2012
Warrant [Member]
Number of Warrants Outstanding, beginning
Granted	60,000
Exercised
Cancelled
Number of Warrants Outstanding, ending	60,000
Number of Warrants Exercisable, beginning
Number of Warrants Exercisable, ending	60,000
Outstanding, Weighted Average Exercise Price
Granted	$ 4
Exercised
Cancelled
Outstanding, Weighted Average Exercise Price	$ 4
Exercisable, Weighted Average Exercise Price
Exercisable, Weighted Average Exercise Price	$ 4
Outstanding, Aggregate Intrinsic Value
Outstanding, Aggregate Intrinsic Value
Exercisable, Aggregate Intrinsic Value
Granted	60,000
Granted, Weighted Average Remaining Life	5 years
Outstanding, Weighted Average Remaining Life	5 years
Exercisable, Weighted Average Remaining Life	5 years

Subsequent Events (10-Q) (Details Narrative) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended
	Feb. 26, 2013	Apr. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Convertible note	$ 53,000	$ 42,500	$ 108,813
Convertible notes, bearing interest rate	8.00%	8.00%	8.00%
Percentage of convertible notes value converting to common stock after 180 days		58.00%	58.00%

Subsequent Events (10-K) (Details Narrative) (USD $)	0 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 26, 2013	Feb. 06, 2013	Jan. 09, 2013	Apr. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jan. 23, 2013	Dec. 31, 2011
Stock issued during period for consideration of services, shares			100,000		217,500
Stock issued during period for consideration of services					$ 271,875
Stock issued during period for consideration of services, shares		227,500
Stock units issued during period for consideration of acreage contriburion		15,000
Bond transferred by related party							20,000
Convertible note	53,000			42,500	108,813
Convertible notes, bearing interest rate	8.00%			8.00%	8.00%
Percentage of convertible notes value converting to common stock after 180 days				58.00%	58.00%
Debt instrument, default interest rate					12.00%
Repayments of related party debt					80,500	19,575
Common stock exercise per share						$ 1.01
Subsequent Period One [Member]
Convertible note						53,000
Convertible notes, bearing interest rate						8.00%
Percentage of convertible notes value converting to common stock after 180 days						58.00%
Repayments of related party debt						35,500
Subsequent Period Two[Member]
Convertible note						$ 83,000
Convertible notes, bearing interest rate						8.00%
Debt instrument, default interest rate						12.00%
Common stock exercise per share						$ 1